Investments in joint ventures - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Non-current assets	$ 1,872,241	$ 1,616,538
Current assets	649,066	660,834
TOTAL ASSETS	2,521,307	2,277,372
LIABILITIES
Non-current liabilities	1,128,024	891,381
Current liabilities	364,400	277,846
TOTAL LIABILITIES	1,492,424	1,169,227
Profit (loss) [abstract]
Sales of goods and services rendered	887,138	793,239	$ 933,178
Expenses	(688,327)	(582,902)	(606,333)
Profit / (Loss) before income tax	$ 21,162	(24,257)	9,983
CHS AGRO S.A.
ASSETS
Non-current assets		9,860
Current assets		6,710
TOTAL ASSETS		16,570
LIABILITIES
Non-current liabilities		25,949
Current liabilities		18,622
TOTAL LIABILITIES		44,571
Net liabilities of joint venture		(28,001)
Profit (loss) [abstract]
Sales of goods and services rendered		9,305	14,879
Expenses		(31,989)	(22,657)
Profit / (Loss) before income tax		$ (22,684)	$ (7,778)